Consolidated Statements of Changes in Shareholders Equity	ARS ($)	USD ($)	Share capital ARS ($) shares	Inflation adjustment of share capital and treasury shares [Member] ARS ($)	Warrants [Member] ARS ($)	Share Premium [Member] ARS ($)	Additional paid-in capital from treasury shares [Member] ARS ($)	Legal reserve [Member] ARS ($)	Special reserve Resolution CNV [Member] ARS ($)	Other Reserves [Member] ARS ($)	Subtotal [Member] ARS ($)	Noncontrolling Interests [Member] ARS ($)	Accumulated deficit [Member] ARS ($)	Cost Of Treasury Shares [Member] ARS ($) shares	Reserve for currency translation adjustment [Member] ARS ($)	Reserve for the acquisition of securities issued by the Company [Member] ARS ($)	Other reserves from subsidiaries [Member] ARS ($)	Total Other Reserve [Member] ARS ($) shares	Special reserve [Member] ARS ($)
Balance, shares at Jun. 30, 2019 | shares			486,000,000
Balance, amount at Jun. 30, 2019	$ 313,302,000,000		$ 15,000,000	$ 24,838,000,000		$ 26,088,000,000	$ 226,000,000	$ 918,000,000	$ 12,756,000,000	$ 89,724,000,000	$ 59,219,000,000	$ 254,083,000,000	$ (95,832,000,000)	$ (4,098,000,000)	$ 11,205,000,000	$ 245,000,000	$ (3,827,000,000)	$ 89,724,000,000	$ 86,199,000,000
Statement [Line Items]
Adjustments previous years (IFRS 9 and 15)	(5,335,000,000)		$ 0	0	$ 0	0	0	0	0	0	(2,006,000,000)	(3,329,000,000)	(2,006,000,000)
Restated balance as of June 30, 2019, shares | shares			486,000,000
Restated balance as of June 30, 2019, amount	307,967,000,000		$ 15,000,000	24,838,000,000		26,088,000,000	226,000,000	918,000,000	12,756,000,000	89,724,000,000	57,213,000,000	250,754,000,000	(97,838,000,000)
Profit for the year	49,265,000,000		0	0		0	0	0	0	0	9,678,000,000	39,587,000,000	9,678,000,000
Loss for the year	49,265,000,000
Other comprehensive (loss) / income for the year	28,120,000,000		0	0		0	0	0	0	(3,714,000,000)	(3,714,000,000)	31,834,000,000	0	0	(3,852,000,000)	0	138,000,000	(3,714,000,000)	0
Total comprehensive (loss)/ income for the year	77,385,000,000		$ 0	0		0	0	0	0	(3,714,000,000)	5,964,000,000	71,421,000,000	9,678,000,000	$ 0	(3,852,000,000)	0	138,000,000	$ (3,714,000,000)	0
As resolved by Ordinary and Extraordinary Shareholders' Meeting held on October 30, 2019
Distribution of treasury shares, shares | shares			13,000,000											3,724,000,000				3,724,000,000
Distribution of treasury shares, amount	(31,000,000)		$ (13,000,000)	0		0	0	0	0	3,724,000,000	0	0	(3,724,000,000)
Reserve for share-based payments	18,330,000,000		0	0		0	(3,000,000)	0	0	(8,000,000)	(11,000,000)	(20,000,000)	0	$ 5,000,000	0	0	(13,000,000)	$ (8,000,000)	0
Incorporation by business combination		$ 651	0	0		0	0	0	0	0	0	18,330,000,000	0
Changes in non-controlling interest	(7,397,000,000)		0	0		0	0	0	0	(1,043,000,000)	(1,043,000,000)	11,861,000,000	0	0	0	0	(1,043,000,000)	(1,043,000,000)	0
Dividend distribution	(106,651,000,000)		0	0		0	0	0	0	0	0	(7,397,000,000)	0
Decrease due to loss of control	369,000,000		0	0		0	0	0	0	0	0	(106,651,000,000)	0
Other changes in equity	77,000,000		0	0		0	0	0	0	0	(151,000,000)	520,000,000	(151,000,000)
Capitalization of irrevocable contributions	0		0	0		0	0	0	0	0	0	77,000,000	0
Loss absorbtion	0		$ 0	0		0	0	0	(10,859,000,000)	(86,199,000,000)	0	0	97,058,000,000	0	0	0	0	(86,119,000,000)	(86,119,000,000)
Balance, shares at Jun. 30, 2020 | shares			499,000,000
Balance, amount at Jun. 30, 2020	300,867,000,000		$ 2,000,000	24,838,000,000	0	26,088,000,000	223,000,000	918,000,000	1,897,000,000	2,484,000,000	61,972,000,000	238,895,000,000	5,023,000,000	(369,000,000)	7,353,000,000	245,000,000	(4,745,000,000)	2,484,000,000	$ 0
Statement [Line Items]
Loss for the year	(40,179,000,000)		0	0	0	0	0	0	0	0	(20,611,000,000)	(19,568,000,000)	(20,611,000,000)
Total comprehensive (loss)/ income for the year	(58,830,000,000)
As resolved by Ordinary and Extraordinary Shareholders' Meeting held on October 30, 2019
Incorporation by business combination		0
Changes in non-controlling interest	1,858,000,000		0	0	0	0	0	0	0	682,000,000	682,000,000	1,176,000,000	0	0	0	0	682,000,000	682,000,000
Dividend distribution	(6,018,000,000)		0	0	0	0	0	0	0	0	0	(6,018,000,000)	0
Decrease due to loss of control	(102,520,000,000)		0	0	0	0	0	0	0	0	0	(102,520,000,000)	0
Other changes in equity	11,552,000,000		0	0	0	0	0	0	0	9,032,000,000	9,032,000,000	2,520,000,000	0	0	8,243,000,000	0	789,000,000	9,032,000,000
Capitalization of irrevocable contributions	41,000,000		0	0	0	0	0	0	0	0	0	41,000,000	0
Other comprehensive loss for the year	(18,651,000,000)		0	0	0	0	0	0	0	(5,482,000,000)	(5,482,000,000)		0	0	(5,854,000,000)	0	372,000,000	(5,482,000,000)
Total comprehensive loss for the year	(58,830,000,000)		0	0	0	0	0	0	0	(5,482,000,000)	(26,093,000,000)	(32,737,000,000)	(20,611,000,000)	0	(5,854,000,000)	0	372,000,000	(5,482,000,000)
Assignment of results - Shareholders' meeting	0		$ 0	0	0	0	0	234,000,000	0	0	0	0	(234,000,000)
Share capital increase (ii), shares | shares			90,000,000
Share capital increase (ii), amount	26,481,000,000		$ 0	73,000,000	2,415,000,000	5,034,000,000	0	0	0	0	7,612,000,000	18,869,000,000	0
Irrevocable contributions	215,000,000		$ 0	0	0	0	0	0	0	0	0	215,000,000	0
Balance, shares at Jun. 30, 2021 | shares			589,000,000
Balance, amount at Jun. 30, 2021	173,646,000,000		$ 2,000,000	24,911,000,000	2,415,000,000	31,122,000,000	223,000,000	1,152,000,000	1,897,000,000	6,716,000,000	53,205,000,000	120,441,000,000	(15,822,000,000)	(369,000,000)	9,742,000,000	245,000,000	(2,902,000,000)	6,716,000,000
Statement [Line Items]
Profit for the year	63,000,000,000		0	0	0	0	0	0	0	0	37,088,000,000	25,912,000,000	37,088,000,000
Loss for the year	63,000,000,000
Total comprehensive (loss)/ income for the year	41,934,000,000
Other comprehensive loss for the year	(8,417,000,000)													0	(8,847,000,000)	0	430,000,000	(8,417,000,000)
As resolved by Ordinary and Extraordinary Shareholders' Meeting held on October 30, 2019
Reserve for share-based payments	1,976,000,000		0	0	0	0	4,000,000	0	0	15,000,000	19,000,000	51,000,000	0
Incorporation by business combination		$ 0
Changes in non-controlling interest	15,000,000		0	0	0	0	0	0	0	2,011,000,000	2,011,000,000	(35,000,000)	0	0	0	0	2,011,000,000	2,011,000,000
Dividend distribution	(150,000,000)		0	0	0	0	0	0	0	0	0	(8,675,000,000)	0
Other changes in equity	642,000,000		0	0	0	0	0	0	1,759,000,000	317,000,000	(1,687,000,000)	(458,000,000)	(3,763,000,000)	0	342,000,000	0	(25,000,000)	317,000,000
Capitalization of irrevocable contributions	43,000,000		0	0	0	0	0	0		0	0	43,000,000	0
Other comprehensive loss for the year	(21,066,000,000)		0	0	0	0	0	0	0	(8,417,000,000)	(8,417,000,000)	(12,649,000,000)	0
Total comprehensive loss for the year	(8,417,000,000)													0	(8,847,000,000)	0	430,000,000	(8,417,000,000)
Assignment of results - Shareholders' meeting	90,000,000		0	0	0	0	0	0	(3,656,000,000)	0	0	0	3,656,000,000
As resolved by Ordinary and Extraordinary Shareholders' Meeting held on October 21, 2021
Reserve for share-based payments	317,000,000													0	0	0	15,000,000	15,000,000
Total comprehensive profit for the year	41,934,000,000		$ 0	0	0	0	0	0	0	(8,417,000,000)	28,671,000,000	13,263,000,000	37,088,000,000
Exercise of warrants (ii), shares | shares			590,000,000
Exercise of warrants (ii), amount	70,000,000		$ 0	0	(14,000,000)	97,000,000	0	0	0	0	84,000,000	6,000,000	0
Repurchase of treasury shares	(2,145,000,000)
Repurchase of treasury shares	(8,675,000,000)		$ 0	0	0	0	0	0	0	0	0	(150,000,000)	0
Balance, shares at Jun. 30, 2022 | shares			590,000,000
Balance, amount at Jun. 30, 2022	$ 206,789,000,000		$ 2,000,000	$ 24,911,000,000	$ 2,401,000,000	$ 31,219,000,000	$ 227,000,000	$ 1,152,000,000	$ 0	$ 642,000,000	$ 82,303,000,000	$ 124,486,000,000	$ 21,159,000,000	$ (369,000,000)	$ 1,237,000,000	$ 245,000,000	$ (471,000,000)	$ 642,000,000